EMPLOYEE DEFINED CONTRIBUTION PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CADV Ventures S.A [Member]
Employee benefits expenses	$ 5,196	$ 5,855